Annual Total Returns	12 Months Ended
Dec. 31, 2025
SEQUOIA GLOBAL VALUE ETF | SEQUOIA GLOBAL VALUE ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.75%